Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		¥ 96,977		¥ 65,856
Less: accumulated depreciation	[1]	(50,381)		(50,464)
Less: impairment loss		(5,824)
Total property, plant and equipment, net		40,772	$ 5,692	15,392
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[2]	45,027		13,084
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		46,310		46,310
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,617		2,439
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,133		1,133
Investment properties [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		¥ 2,890		¥ 2,890

[1]	Depreciation expenses were RMB244 and RMB925 for the six months ended June 30, 2024 and 2025, respectively.
[2]	In December 2024, the Group made a prepayment of US$3.3 million for acquisition of a property. The prepayment, which is also the total consideration, was included in “Prepayments and other assets, net” on the Consolidated Balance Sheets as of December 31, 2024. The transaction was settled in January 2025, and the property is recorded as “Buildings” included in “Property, plant and equipment, net” on the Unaudited Interim Condensed Consolidated Balance Sheets.